Annual Fund Operating Expenses	Nov. 30, 2020
Prospectus #1 | Delaware Small Cap Core Fund | Class A
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.10%
Prospectus #1 | Delaware Small Cap Core Fund | Class C
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.85%
Prospectus #1 | Delaware Small Cap Core Fund | Class R
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.35%
Prospectus #1 | Delaware Small Cap Core Fund | Institutional Class
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.21%	[1]
Total annual fund operating expenses	0.85%
Prospectus #1 | Delaware Small Cap Core Fund | Class R6
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[1]
Total annual fund operating expenses	0.71%
Prospectus #2 | Delaware Small Cap Value Fund | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%	[2]
Total annual fund operating expenses	1.14%
Prospectus #2 | Delaware Small Cap Value Fund | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%	[2]
Total annual fund operating expenses	1.89%
Prospectus #2 | Delaware Small Cap Value Fund | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.24%	[2]
Total annual fund operating expenses	1.39%
Prospectus #2 | Delaware Small Cap Value Fund | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.24%	[2]
Total annual fund operating expenses	0.89%
Prospectus #2 | Delaware Small Cap Value Fund | Class R6
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[2]
Total annual fund operating expenses	0.72%
Prospectus #3 | Delaware Wealth Builder Fund | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Dividends on short sales and interest expenses	none
Other expenses	0.22%
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Prospectus #3 | Delaware Wealth Builder Fund | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Dividends on short sales and interest expenses	none
Other expenses	0.22%
Total annual fund operating expenses	1.87%
Fee waivers and expense reimbursements	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.83%
Prospectus #3 | Delaware Wealth Builder Fund | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.50%
Dividends on short sales and interest expenses	none
Other expenses	0.22%
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%
Prospectus #3 | Delaware Wealth Builder Fund | Insitutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Dividends on short sales and interest expenses	none
Other expenses	0.22%
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%

[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets from March 30, 2021 through March 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.